ITEM 4 AND ITEM 5
Grant Thornton LLP
27777 Franklin Road, Suite 800
Southfield, MI 48034
REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS
T 248.262.1950
F 248.350.3581
www.GrantThornton.com

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and Management of Credit Acceptance Corporation and Wells Fargo Securities, LLC (collectively, the “specified parties”), in their evaluation of certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2018-3. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.	The Company provided a Data File with information for certain vehicle loans which the Company represented was as of the close of business of June 30, 2018.

2.
One hundred vehicle loans were selected by Wells Fargo Securities, LLC from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the other Company records.

a.	Loan number

b.	Original amount financed

c.	First payment date (scheduled)

d.	Original term to maturity

e.	Monthly payment

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U.S. member firm of Grant Thornton International Ltd

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title or title application, as applicable)

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2018-3. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements

•	Addressing the value of collateral securing any such assets being securitized

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization

•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•	Forming any conclusion

•	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the specified parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Southfield, Michigan
August 3, 2018

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX4743	36	XXXX1165	71	XXXX7693
2	XXXX1640	37	XXXX1759	72	XXXX7606
3	XXXX6237	38	XXXX7577	73	XXXX6373
4	XXXX3027	39	XXXX9486	74	XXXX8862
5	XXXX5973	40	XXXX4295	75	XXXX3056
6	XXXX8905	41	XXXX2364	76	XXXX3118
7	XXXX8922	42	XXXX4683	77	XXXX4719
8	XXXX3610	43	XXXX4982	78	XXXX3384
9	XXXX4544	44	XXXX4306	79	XXXX6213
10	XXXX1089	45	XXXX7299	80	XXXX3776
11	XXXX2185	46	XXXX6238	81	XXXX1138
12	XXXX7257	47	XXXX3628	82	XXXX7720
13	XXXX7478	48	XXXX1355	83	XXXX6206
14	XXXX1878	49	XXXX9082	84	XXXX2310
15	XXXX0033	50	XXXX1820	85	XXXX2208
16	XXXX3017	51	XXXX9696	86	XXXX1676
17	XXXX3095	52	XXXX3730	87	XXXX4817
18	XXXX0084	53	XXXX7817	88	XXXX8657
19	XXXX4182	54	XXXX6643	89	XXXX9407
20	XXXX3243	55	XXXX3668	90	XXXX2038
21	XXXX1319	56	XXXX3479	91	XXXX6674
22	XXXX7316	57	XXXX6701	92	XXXX5555
23	XXXX6736	58	XXXX8714	93	XXXX3352
24	XXXX5978	59	XXXX4957	94	XXXX8019
25	XXXX6016	60	XXXX6298	95	XXXX1095
26	XXXX3244	61	XXXX9621	96	XXXX4536
27	XXXX0563	62	XXXX4621	97	XXXX7892
28	XXXX9468	63	XXXX9277	98	XXXX1020
29	XXXX6841	64	XXXX2449	99	XXXX7401
30	XXXX7089	65	XXXX6897	100	XXXX9889
31	XXXX3907	66	XXXX1313
32	XXXX4298	67	XXXX9446
33	XXXX3872	68	XXXX0936
34	XXXX8794	69	XXXX5770
35	XXXX6516	70	XXXX8645

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd